UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

This semi-annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$20	0.39%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,390,493
Number of Portfolio Holdings	414

Portfolio Turnover Rate	16.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	10.9%
New York	7.3
Illinois	6.4
Puerto Rico	6.1
Virginia	5.8
Colorado	5.7
Georgia	4.8
California	4.6
Florida	4.5
Other	43.9

Industry Allocation (as a % of Net Assets)

Transportation	20.7%
Health Care	17.7
General Obligations - State	14.2
General Obligations - Local	6.1
Housing	5.6
Education	5.2
Special Tax	5.0
Water & Sewer	4.7
Electric	3.5
Other	17.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F56-053 10/25

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

This semi-annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$40	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,390,493
Number of Portfolio Holdings	414

Portfolio Turnover Rate	16.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	10.9%
New York	7.3
Illinois	6.4
Puerto Rico	6.1
Virginia	5.8
Colorado	5.7
Georgia	4.8
California	4.6
Florida	4.5
Other	43.9

Industry Allocation (as a % of Net Assets)

Transportation	20.7%
Health Care	17.7
General Obligations - State	14.2
General Obligations - Local	6.1
Housing	5.6
Education	5.2
Special Tax	5.0
Water & Sewer	4.7
Electric	3.5
Other	17.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F256-053 10/25

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

This semi-annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$12	0.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,390,493
Number of Portfolio Holdings	414

Portfolio Turnover Rate	16.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	10.9%
New York	7.3
Illinois	6.4
Puerto Rico	6.1
Virginia	5.8
Colorado	5.7
Georgia	4.8
California	4.6
Florida	4.5
Other	43.9

Industry Allocation (as a % of Net Assets)

Transportation	20.7%
Health Care	17.7
General Obligations - State	14.2
General Obligations - Local	6.1
Housing	5.6
Education	5.2
Special Tax	5.0
Water & Sewer	4.7
Electric	3.5
Other	17.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F356-053 10/25

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFSX Tax-Free Short-
Intermediate Fund
–!
PATIX Tax-Free Short-
Intermediate Fund–
.
Advisor Class
TTSIX Tax-Free Short-
Intermediate Fund–
.
I Class

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 5.50 $ 5.47 $ 5.38 $ 5.57 $ 5.72 $ 5.70
Investment
activities
Net investment
income
(1)(2)
0.08 0.14 0.11 0.08 0.07 0.08
Net realized and
unrealized gain/
loss 0.03 0.03 0.09 (0.19) (0.15) 0.02
Total from
investment
activities 0.11 0.17 0.20 (0.11) (0.08) 0.10
Distributions
Net investment
income (0.08) (0.14) (0.11) (0.08) (0.07) (0.08)
Net realized gain — — — — —
(3)
—
Total distributions (0.08) (0.14) (0.11) (0.08) (0.07) (0.08)
NET ASSET
VALUE
End of period $ 5.53 $ 5.50 $ 5.47 $ 5.38 $ 5.57 $ 5.72

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
2.04% 3.22% 3.85% (1.92)% (1.45)% 1.82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.39%
(5)
0.47% 0.52% 0.52% 0.50% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.39%
(5)
0.47% 0.52% 0.52% 0.50% 0.51%
Net investment
income 2.97%
(5)
2.62% 2.12% 1.53% 1.20% 1.46%
Portfolio turnover
rate 16.2% 31.8% 28.8% 36.9% 23.9% 57.8%
Net assets, end
of period (in
thousands) $672,453 $689,494 $745,724 $864,097 $1,091,168 $1,470,185
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 5.48 $ 5.45 $ 5.37 $ 5.56 $ 5.71 $ 5.69
Investment
activities
Net investment
income
(1)(2)
0.07 0.12 0.10 0.07 0.05 0.07
Net realized and
unrealized gain/
loss 0.04 0.03 0.08 (0.19) (0.15) 0.02
Total from
investment
activities 0.11 0.15 0.18 (0.12) (0.10) 0.09
Distributions
Net investment
income (0.07) (0.12) (0.10) (0.07) (0.05) (0.07)
Net realized gain — — — — —
(3)
—
Total distributions (0.07) (0.12) (0.10) (0.07) (0.05) (0.07)
NET ASSET
VALUE
End of period $ 5.52 $ 5.48 $ 5.45 $ 5.37 $ 5.56 $ 5.71

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
2.03% 2.80% 3.33% (2.17)% (1.76)% 1.51%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(5)
0.89% 0.83% 0.77% 0.80% 0.81%
Net expenses
after waivers/
payments by
Price Associates 0.78%
(5)
0.88% 0.83% 0.77% 0.80% 0.81%
Net investment
income 2.57%
(5)
2.20% 1.78% 1.21% 0.89% 1.20%
Portfolio turnover
rate 16.2% 31.8% 28.8% 36.9% 23.9% 57.8%
Net assets, end
of period (in
thousands) $941 $1,047 $1,166 $2,565 $10,937 $2,879
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 5.50 $ 5.47 $ 5.39 $ 5.58 $ 5.72 $ 5.71
Investment
activities
Net investment
income
(1)(2)
0.09 0.15 0.12 0.09 0.07 0.09
Net realized and
unrealized gain/
loss 0.04 0.03 0.08 (0.19) (0.14) 0.01
Total from
investment
activities 0.13 0.18 0.20 (0.10) (0.07) 0.10
Distributions
Net investment
income (0.09) (0.15) (0.12) (0.09) (0.07) (0.09)
Net realized gain — — — — —
(3)
—
Total distributions (0.09) (0.15) (0.12) (0.09) (0.07) (0.09)
NET ASSET
VALUE
End of period $ 5.54 $ 5.50 $ 5.47 $ 5.39 $ 5.58 $ 5.72

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
2.30% 3.37% 3.81% (1.77)% (1.16)% 1.74%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.24%
(5)
0.33% 0.38% 0.37% 0.38% 0.41%
Net expenses
after waivers/
payments by
Price Associates 0.24%
(5)
0.33% 0.38% 0.37% 0.38% 0.41%
Net investment
income 3.12%
(5)
2.76% 2.27% 1.68% 1.31% 1.56%
Portfolio turnover
rate 16.2% 31.8% 28.8% 36.9% 23.9% 57.8%
Net assets, end
of period (in
thousands) $717,099 $707,074 $801,667 $930,459 $970,206 $677,176
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA  3.9%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,330
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,759
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  7,855 8,365
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  6,285 6,782
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,266
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 9,958
54,460
ARIZONA  1.9%
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/29  1,005 1,065
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,460 4,767
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,254
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  9,340 9,835
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,335 1,348
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 4,085 4,164
Maricopa County IDA, Banner Health, 5.00%, 1/1/35  2,205 2,247
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,391
26,071
CALIFORNIA  4.6%
California, GO, 5.00%, 8/1/27  1,050 1,078
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 6,961
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.43%, 12/1/50 (Tender 6/1/26)  1,175 1,169
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,504
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (1) 3,350 3,525
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,312
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/30 (1) 5,000 5,448
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (1) 1,960 2,049
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  12,500 13,545

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.77%, 7/1/27  1,460 1,460
Sacramento County Airport System Revenue, Series C, 5.00%,
7/1/30 (1) 1,785 1,876
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,761
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,772
64,460
COLORADO  5.7%
Colorado, Series A, COP, 5.00%, 12/15/28  9,255 10,013
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,648
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/60 (Tender 11/15/30)  2,000 2,189
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,624
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 552
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  9,020 9,085
Colorado Housing & Fin. Auth., Series I-2, Class I, 3.25%,
4/1/29  2,000 2,013
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  1,925 1,948
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,037
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 8,000 8,663
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,471
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (1) 5,000 5,244
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 7,335 7,758
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 5,085 5,321
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,971
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,157
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (2) 2,500 2,247
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (3) 200 210
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (3) 200 214
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (3) 200 217

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (3) 300 329
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (3) 275 303
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,085
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,643
78,942
CONNECTICUT  3.1%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,120
Connecticut, Series A, GO, 5.00%, 3/15/31  2,275 2,552
Connecticut, Series A, GO, 5.00%, 4/15/32  1,515 1,624
Connecticut, Series B, GO, 5.00%, 12/1/29  2,040 2,253
Connecticut, Series B, GO, 5.00%, 12/1/30  3,070 3,437
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,309
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,088
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,501
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,220 3,239
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,653
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,435 2,436
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,317
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,910
42,439
DELAWARE  0.1%
Delaware Economic Dev. Auth., Delmarva power & Light
Project, Series A, 3.60%, 1/1/31  1,000 1,030
1,030
DISTRICT OF COLUMBIA  2.3%
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,618
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  1,995 2,063
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,063
Dist. of Columbia, Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,435
Dist. of Columbia, Housing Fin. Agency, Rhode Island
Apartment Project, Series A, 5.00%, 3/1/28  1,650 1,734
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (1) 4,295 4,534
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 8,750 9,143

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,404
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,274
31,268
FLORIDA  4.5%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,231
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,310 6,397
Broward County Airport System, Series A, 5.00%, 10/1/28 (1) 2,330 2,481
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,108
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,320
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  500 501
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30 (3) 1,920 2,102
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/32  2,500 2,744
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (3) 2,750 2,879
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,775
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,475
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  6,180 6,428
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (1) 3,900 4,250
Marion County School Board, COP, 5.00%, 6/1/27 (3) 1,000 1,042
Marion County School Board, COP, 5.00%, 6/1/28 (3) 2,750 2,931
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 211
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,282
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 612
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,255 1,266
63,041
GEORGIA  4.8%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,085
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,275 1,294
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 5,965
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,023

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,927
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,005
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,856
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.80%, 10/1/32 (Tender 5/21/26)  800 804
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.875%, 10/1/32 (Tender 3/6/26)  2,225 2,234
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,437
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,193
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,198
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,575
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,065
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,010 8,129
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,058
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,809
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,905 16,133
Monroe County Dev. Auth., Georgia Power Plant Scherer
Project, VRDN, PCR, 3.35%, 11/1/48 (Tender 3/27/30)  1,000 1,008
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/32  830 880
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,000 2,041
Municipal Electric Auth. of Georgia, Project 1, Series 2021A,
5.00%, 1/1/32  2,175 2,412
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/29  875 942
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  3,000 3,283
67,356
HAWAII  0.4%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,621
Hawaii, Series FT, GO, 5.00%, 1/1/31  3,105 3,269
5,890
ILLINOIS  6.4%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 5,000 5,306
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 9,000 9,670

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 3,000 3,244
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/27 (1) 7,500 7,724
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,577
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,044
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/31  4,910 5,464
Illinois, GO, 5.00%, 1/1/28  2,010 2,025
Illinois, GO, 5.00%, 2/1/29  4,520 4,667
Illinois, GO, 5.00%, 2/1/30  2,750 3,003
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,146
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,268
Illinois, Series A, GO, 5.00%, 12/1/28  2,500 2,686
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,620
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,069
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,334
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,159
Illinois, Series C, GO, 5.00%, 11/1/29  4,505 4,718
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,718
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.80%, 7/15/55  4,300 4,300
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
3.75%, 11/15/37  5,100 5,100
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  4,695 4,867
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 834
89,543
INDIANA  0.2%
Indiana Fin. Auth., Indiana Univ. Health, Series D-1, VRDN,
5.00%, 10/1/64 (Tender 10/1/29)  2,700 2,902
2,902
IOWA  0.0%
Iowa Fin. Auth., UnityPoint Health, Series B-2, VRDN, 3.80%,
2/15/39  300 300
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 3.80%,
7/1/41  100 100
400
KENTUCKY  1.2%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 554
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,105

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,478
16,137
LOUISIANA  0.6%
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,015
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,615
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  295 293
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  2,225 2,214
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  3,000 3,026
8,163
MAINE  0.1%
Maine Turnpike Auth., 5.00%, 7/1/30  1,000 1,112
1,112
MARYLAND  3.8%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,040
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  1,940 1,960
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  3,000 3,159
Maryland, GO, 5.00%, 8/1/31  9,725 10,325
Maryland CDA, Series C, 1.30%, 3/1/28  920 871
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,405 1,417
Maryland DOT, 4.00%, 11/1/29  1,235 1,235
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(3) 725 787
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(3) 715 778
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,151
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,288
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,578
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,271
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,815 8,020
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.90%, 7/1/41  1,200 1,200
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,104

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,557
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,850
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,947
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/29  1,720 1,887
53,425
MASSACHUSETTS  1.4%
Massachusetts Dev. Fin. Agency, Harvard Univ., Series A-1,
VRDN, 5.00%, 5/15/55 (Tender 5/13/32)  6,000 6,771
Massachusetts Housing Fin. Agency, Series A-3, 3.75%, 6/1/29  5,635 5,779
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,421
18,971
MICHIGAN  2.4%
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/30  4,140 4,593
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/31  6,275 7,031
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series B, 5.00%, 7/1/29  5,000 5,467
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  3,000 3,061
Michigan Fin. Auth., Series A-1, 5.00%, 7/20/26  5,000 5,099
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,130 4,242
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.00%, 11/15/35  2,190 2,383
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,332
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 426
33,634
MINNESOTA  0.8%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,793
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 7,891
11,684
MISSISSIPPI  0.1%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 3.93%, 11/1/35  225 225
Warren County, Int'l. Paper Project, 4.00%, 9/1/32  450 457
682

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MISSOURI  0.9%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  12,000 12,736
12,736
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,047
2,047
NEVADA  0.2%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,119
3,119
NEW JERSEY  4.4%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,220
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,038
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 841
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,184
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/28  2,115 2,155
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,688
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,454
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  7,630 8,260
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31  5,050 5,627
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31  5,000 5,571
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,118
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  3,775 3,888
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,717
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 14,928
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,118
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,555 1,636
60,653
NEW YORK  7.3%
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/30 (3) 2,100 2,349
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/31 (3) 2,775 3,131

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series C, 5.00%,
3/15/35  1,250 1,301
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,231
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,886
New York City, Series A, GO, 5.00%, 8/1/30  2,830 3,127
New York City, Series B-1, GO, 5.00%, 8/1/29  1,710 1,865
New York City, Series B-1, GO, 5.00%, 10/1/31  1,000 1,084
New York City, Series D, GO, 5.00%, 4/1/31  2,045 2,268
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,071
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.25%, 11/1/64 (Tender 7/2/29)  1,900 1,918
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  3,740 3,759
New York City Housing Dev., Sustainable Development Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,450 2,493
New York City Housing Dev., Sustainable Development Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  3,080 3,107
New York City Transitional Fin. Auth. Future Tax Secured,
Series B-1, 5.25%, 11/1/35  2,720 3,010
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,465 4,770
New York City Transitional Fin. Auth., Future Tax Secured,
Series J-1, 5.00%, 11/1/30  2,000 2,233
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,115
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,725 5,727
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 2.50%, 11/1/60 (Tender 5/1/27)  1,445 1,437
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.35%, 6/15/54 (Tender 6/15/29)  1,000 1,005
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  6,000 6,061
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,000 2,014
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.60%, 11/1/64 (Tender 5/1/29)  4,040 4,083
New York State Housing Fin. Agency, Sustainability Bonds,
Series C-2, VRDN, 3.30%, 5/1/65 (Tender 5/1/30)  2,700 2,718
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 445 445
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,120

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,450 7,772
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 2,350 2,457
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/33 (1) 1,325 1,370
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (1) 5,000 4,985
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/28 (1) 7,675 8,154
102,066
NORTH CAROLINA  3.4%
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/28  650 697
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/29  800 876
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/30  850 947
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,746
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,534
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,155 11,260
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 493
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 494
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  125 125
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,140
North Carolina, Public Improvement, Series A, GO, 5.00%,
6/1/31  1,500 1,591
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,450
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.90%,
2/15/31  1,820 1,820
Wake County, Series B, GO, 5.00%, 5/1/29  5,000 5,477
46,650
OHIO  1.2%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,481
Columbus, Series A, GO, 5.00%, 4/1/31  3,570 4,018
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 3.80%, 1/1/43  6,500 6,500

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  2,025 2,018
17,168
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (4) 700 732
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (4) 1,025 1,100
1,832
OREGON  1.5%
Oregon, Article XI-G Project, Series G, GO, 5.00%, 8/1/31  400 452
Oregon, Article XI-Q Project, Series A, GO, 5.00%, 5/1/33  1,175 1,213
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/30  1,830 2,040
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/31  1,650 1,820
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/35  2,400 2,576
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (1) 2,240 2,297
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (1) 3,330 3,531
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,515 7,026
20,955
PENNSYLVANIA  0.8%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(3) 1,400 1,494
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 555
Bucks County IDA, 5.00%, 7/1/26  450 451
Bucks County IDA, 5.00%, 7/1/27  475 489
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/31  5,000 5,619
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3) 2,500 2,550
11,158
PUERTO RICO  6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (5) 6,800 7,077
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 5,000 5,232
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (5) 1,250 1,289
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,095
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,507

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,581 6,120
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 463
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 901
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,853
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,883 6,479
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,622
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,775
84,413
RHODE ISLAND  0.1%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  415 415
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 454
869
SOUTH CAROLINA  1.6%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,645 1,778
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,010 5,020
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, Series B-1, VRDN, 5.00%, 11/1/55 (Tender 11/1/30)  2,900 3,171
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,425 1,505
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/33  575 601
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 3.90%, 5/1/48  6,000 6,000
South Carolina Public Service Auth., Series B, 5.00%, 12/1/28  1,000 1,079
South Carolina Public Service Auth., Series B, 5.00%, 12/1/29  1,000 1,097
South Carolina Public Service Auth., Series B, 5.00%, 12/1/30  1,195 1,322
South Carolina Public Service Auth., Series B, 5.00%, 12/1/31  700 778
22,351
SOUTH DAKOTA  0.2%
South Dakota HEFA, Sanford, Series C-2, VRDN, 5.00%,
11/1/51 (Tender 11/1/32)  1,550 1,692

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29
(Prerefunded 11/1/25) (6) 1,000 1,004
2,696
TENNESSEE  0.8%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,660
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,420
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 716
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,060
10,856
TEXAS  10.9%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,781
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,400
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,223
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,509
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,778
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,140
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,743
Board of Regents of the Univ. of Texas System, Series C,
5.00%, 8/15/31  1,000 1,124
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,632
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,713
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,345
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,893
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,101
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/31  4,395 4,818
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  7,000 7,733
Cypress-Fairbanks Independent School Dist., Series 2019, GO,
5.00%, 2/15/30  1,750 1,888
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,080
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,013
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,012
Harris County, GO, 5.00%, 9/15/29  1,370 1,504
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,965
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 3.90%,
9/2/25  200 200
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,705 12,036

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,542
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,838
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,115
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,522
Harris County Health Fac. Dev., Methodist Hosp., Series A-1,
VRDN, 3.95%, 12/1/41  3,200 3,200
Harris County Health Fac. Dev., Methodist Hosp., Series A-2,
VRDN, 3.95%, 12/1/41  4,400 4,400
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,286
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (3)(7) 6,000 5,959
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,641
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,649
Humble Independent School Dist., GO, 5.00%, 2/15/36  2,880 3,099
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 700 700
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1) 1,400 1,423
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,815
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,035
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/31  1,775 1,993
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/30  3,135 3,488
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(5) 500 496
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  3,400 3,435
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 5.00%, 11/15/64 (Tender 11/15/32)  3,500 3,860
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,092
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,069
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  6,745 6,909
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,514
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,452
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,450
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/31  3,470 3,550

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  6,150 6,367
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,596
152,126
UTAH  1.8%
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/30 (3) 700 770
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/31 (3) 1,250 1,387
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,039
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,087
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,105
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,106
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 2,610 2,656
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,269
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/29 (1) 1,350 1,453
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,153
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 2,250 2,310
Vineyard Redev. Agency, 5.00%, 5/1/27 (3) 615 639
24,974
VIRGINIA  5.8%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,343
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,162
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,049
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  5,670 5,912
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,614
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,471
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,167
Hampton Roads Sanitation Dist., Series A, 5.00%, 7/15/26  2,775 2,833
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,624
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,531
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,323
Louisa IDA, Virginia Electric & Power Project, Series A, VRDN,
PCR, 3.65%, 11/1/35 (Tender 10/1/27)  2,975 3,026
Louisa IDA, Virginia Electric & Power Project, Series B, VRDN,
PCR, 3.125%, 11/1/35 (Tender 10/1/30) (8) 1,000 1,001
Prince William County Service Auth., 5.00%, 7/15/30  500 559
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,178
Virginia HDA, Series A, 3.25%, 9/1/29  820 823

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia HDA, Series E, 3.00%, 4/1/29  3,000 3,007
Virginia HDA, Series H, 3.625%, 6/1/29  2,550 2,559
Virginia HDA, Commonwealth Mortgage Bonds, Series F,
VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  1,165 1,165
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,461
Virginia Resources Auth. Clean Water Revolving Fund, 5.00%,
10/1/28  4,400 4,755
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (1) 3,250 3,332
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 3,050
79,945
WASHINGTON  3.0%
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,219
Energy Northwest, Series A, 5.00%, 7/1/28  2,940 3,155
Energy Northwest, Series A, 5.00%, 7/1/30  2,000 2,225
Energy Northwest, Series A, 5.00%, 7/1/31  1,100 1,237
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,669
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,635
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,187
Washington, Series C, GO, Zero Coupon, 6/1/28 (9) 2,670 2,495
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,154
Washington, Series E, GO, 5.00%, 6/1/30  1,385 1,521
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/30 (4)(5) 300 323
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/31 (4)(5) 500 541
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/32 (4)(5) 750 812
Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.00%,
7/1/30  4,975 5,551
41,724
WEST VIRGINIA  0.2%
West Virginia Economic Dev. Auth., Appalachian Power Amos
Project, Series A, VRDN, 3.30%, 1/1/41 (Tender 9/1/28) (1)(8) 3,175 3,172
3,172
WISCONSIN  0.5%
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  3,500 3,767
Wisconsin Housing & Economic Dev. Auth., Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,873
6,640

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.37% (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.2% of Net Assets
(Cost $1,360,268) $ 1,379,761
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Incorporated
(4) Insured by Build America Mutual Assurance Company
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,770 and represents 1.1% of net assets.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Escrowed to maturity
(8) When-issued security
(9) Insured by AMBAC Assurance Corporation
(10) Seven-day yield
(11) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,360,268) $ 1,379,761
Interest receivable 14,379
Receivable for shares sold 2,729
Cash 2
Other assets 57
Total assets 1,396,928
Liabilities
Payable for investment securities purchased 4,175
Payable for shares redeemed 1,258
Investment management fees payable 235
Due to affiliates 34
Payable to directors 1
Other liabilities 732
Total liabilities 6,435
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 1,390,493

T. ROWE PRICE Tax-Free Short-Intermediate Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (30,131)
Paid-in capital applicable to 251,171,683 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,420,624
NET ASSETS $ 1,390,493
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $672,453; Shares outstanding: 121,502,526) $ 5.53
Advisor Class
(Net assets: $941; Shares outstanding: 170,487) $ 5.52
I Class
(Net assets: $717,099; Shares outstanding: 129,498,670) $ 5.54

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 23,162
Expenses
Investment management 1,379
Shareholder servicing
Investor Class $ 538
Advisor Class 1
I Class 52 591
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 8
I Class 4 12
Custody and accounting 109
Registration 49
Legal and audit 18
Directors 2
Miscellaneous 12
Total expenses 2,173
Net investment income 20,989
Realized and Unrealized Gain / Loss –
Net realized loss on securities (733)
Change in net unrealized gain / loss on securities 9,372
Net realized and unrealized gain / loss 8,639
INCREASE IN NET ASSETS FROM OPERATIONS $ 29,628

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,989 $ 39,048
Net realized loss (733) (6,568)
Change in net unrealized gain / loss 9,372 14,311
Increase in net assets from operations 29,628 46,791
Distributions to shareholders
Net earnings
Investor Class (9,933) (18,523)
Advisor Class (13) (22)
I Class (10,949) (20,358)
Decrease in net assets from distributions (20,895) (38,903)
Capital share transactions
*
Shares sold
Investor Class 70,712 132,568
Advisor Class 98 356
I Class 86,705 119,158
Distributions reinvested
Investor Class 8,466 16,185
Advisor Class 13 22
I Class 8,405 15,723
Shares redeemed
Investor Class (100,420) (208,907)
Advisor Class (223) (505)
I Class (89,611) (233,430)
Decrease in net assets from capital share
transactions (15,855) (158,830)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Net Assets
Decrease during period (7,122) (150,942)
Beginning of period 1,397,615 1,548,557
End of period $ 1,390,493 $ 1,397,615
*Share information (000s)
Shares sold
Investor Class 12,910 24,232
Advisor Class 18 65
I Class 15,851 21,791
Distributions reinvested
Investor Class 1,544 2,961
Advisor Class 2 4
I Class 1,532 2,876
Shares redeemed
Investor Class (18,360) (38,221)
Advisor Class (41) (92)
I Class (16,421) (42,720)
Decrease in shares outstanding (2,965) (29,104)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Tax-Free Short-Intermediate Fund, Inc. (the fund) is a diversified, open-
end management investment company established by the corporation. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Short-Intermediate Fund,
Inc. (Investor Class), the Tax-Free Short-Intermediate Fund–Advisor Class
(Advisor Class) and the Tax-Free Short-Intermediate Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Tax-Free Short-Intermediate Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Free Short-Intermediate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Tax-Free Short-Intermediate Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,379,760 $ — $ 1,379,760
Short-Term Investments 1 — — 1
Total $ 1 $ 1,379,760 $ — $ 1,379,761

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $218,033,000 and
$261,458,000, respectively, for the six months ended August 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$49,467,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,360,268,000. Net unrealized gain aggregated $19,493,000 at period-end, of which $20,341,000 related to appreciated investments and $848,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.20% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of

T. ROWE PRICE Tax-Free Short-Intermediate Fund

the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated in the table below. At August 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $143,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of August 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,020,436 shares of the Investor Class, representing less than 1% of the Investor Class's net assets.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.55% 0.80% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $—
(1)
$—
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $14,505,000 and
$11,302,000, respectively, with net realized gain of $0 for the six months ended
August 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense
Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025